Risk management - Credit quality outstandings (Details) - ING Bank portfolio, outstandings - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	€ 1,002,947	€ 961,863
Lending and investment
Disclosure of credit risk exposure [line items]
Financial assets	901,325	846,749
Money market
Disclosure of credit risk exposure [line items]
Financial assets	41,402	54,145
Pre-settlement
Disclosure of credit risk exposure [line items]
Financial assets	60,220	60,968
Performing not past due
Disclosure of credit risk exposure [line items]
Financial assets	879,378	823,478
Business lending performing past due
Disclosure of credit risk exposure [line items]
Financial assets	8,071	9,174
Consumer lending performing past due
Disclosure of credit risk exposure [line items]
Financial assets	895	802
Of which: non-performing
Disclosure of credit risk exposure [line items]
Financial assets	€ 12,981	€ 13,295